OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2024
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of
	December 31,	June 30,
	2023	2024
	US$	US$
Right-of-use assets	4,273	3,435

Operating lease liabilities - current	1,681	1,593
Operating lease liabilities – non-current	2,538	1,779
Total operating lease liabilities	4,219	3,372

Summary of maturity of operating lease liabilities

US$
2024 remaining	903
2025	1,535
2026	1,071
Total	3,509
Less: imputed interest	(137)
Present value of lease liabilities	3,372